Consolidated Statements of Operations - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating Expenses
Research and development	$ 3,028,473	$ 2,821,202
General and administrative	6,661,372	5,414,525
Amortization and depreciation	205,271	210,443
Loss on disposal of equipment	7,136	0
Impairment of fixed assets	189,225	0
Impairment of intangible assets	1,457,926
Foreign exchange loss	58,009	28,471
Total operating expenses	11,607,412	8,474,641
Other Income (Expense)
Interest and other income	244,971	155,882
Finance expense	(10,700)	(371,549)
Loss from continuing operations before taxes	(11,373,141)	(8,690,308)
Income tax expense
Net loss from continuing operations	(11,373,141)	(8,690,308)
Discontinued operations:
Income (Loss) from discontinued operations	(1,187,709)	528,175
Income tax benefit	0	0
Income (Loss) from discontinued operations	(1,187,709)	528,175
Net Loss	(12,560,850)	(8,162,133)
Deemed dividends	(431,664)	0
Net loss attributable to common shareholders	$ (12,992,514)	$ (8,162,133)
Basic and diluted:
Continuing operations, basic (in Dollars per share)	$ (2.84)	$ (8.9)
Continuing operations, diluted (in Dollars per share)	(2.84)	(8.9)
Discontinued operations, basic (in Dollars per share)	(0.29)	0.54
Discontinued operations, diluted (in Dollars per share)	(0.29)	0.54
Net loss per share attributable to Common Stockholders – basic (in Dollars per share)	(3.12)	(8.36)
Net loss per share attributable to Common Stockholders – diluted (in Dollars per share)	$ (3.12)	$ (8.36)
Weighted average outstanding common shares
Basic (in Shares)	4,163,598	975,895
Diluted (in Shares)	4,163,598	975,895